DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Balance Sheet Location and Fair Value of Derivative Liability Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative Liability, Noncurrent	$ 49,718	$ 38,676
Non-employee Warrants | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Noncurrent	22,373	17,210
Non-employee Earnouts | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Noncurrent	$ 27,345	$ 21,466